Schedule of Investments (unaudited)
February 28, 2021
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.8%
Axon Enterprise, Inc.(a)	738	$ 122,132
Lockheed Martin Corp.	12,777	4,219,604
Mercury Systems, Inc.(a)	16,623	1,086,479
Northrop Grumman Corp.	6,977	2,034,912
		7,463,127
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	5,711	518,845
Expeditors International of Washington, Inc.	30,124	2,766,588
		3,285,433
Auto Components — 0.0%
BorgWarner, Inc.	8,267	372,015
Automobiles — 2.8%
Tesla, Inc.(a)	40,537	27,382,744
Beverages — 0.8%
Brown-Forman Corp., Class B	13,278	950,439
Coca-Cola Co.	17,864	875,157
PepsiCo, Inc.	47,514	6,138,334
		7,963,930
Biotechnology — 3.4%
AbbVie, Inc.	86,189	9,286,003
Amgen, Inc.	32,782	7,373,327
Biogen, Inc.(a)	2,494	680,563
Gilead Sciences, Inc.	19,154	1,176,056
Moderna, Inc.(a)	14,958	2,315,648
Regeneron Pharmaceuticals, Inc.(a)	5,023	2,263,213
Vertex Pharmaceuticals, Inc.(a)	49,967	10,620,486
		33,715,296
Building Products — 0.9%
Allegion PLC	8,392	912,882
Lennox International, Inc.	10,292	2,879,393
Trane Technologies PLC	31,143	4,772,353
Trex Co., Inc.(a)	1,242	113,817
		8,678,445
Capital Markets — 1.5%
Bank of New York Mellon Corp.	13,908	586,361
FactSet Research Systems, Inc.	8,932	2,714,524
Moody’s Corp.	17,132	4,709,416
Morgan Stanley	69,663	5,354,995
T Rowe Price Group, Inc.	7,251	1,175,677
		14,540,973
Chemicals — 0.8%
Cabot Corp.	1	49
Ecolab, Inc.	4,797	1,004,300
PPG Industries, Inc.	38,945	5,250,565
Sherwin-Williams Co.	1,906	1,296,728
		7,551,642
Commercial Services & Supplies — 1.1%
Cintas Corp.	1,701	551,702
Copart, Inc.(a)	65,454	7,144,959
IAA, Inc.(a)	45,151	2,647,203
		10,343,864
Construction & Engineering — 0.1%
Quanta Services, Inc.	12,743	1,068,501
Consumer Finance — 0.2%
American Express Co.	15,565	2,105,322
Security	Shares	Value
Containers & Packaging — 0.0%
AptarGroup, Inc.	806	$ 104,836
Distributors — 0.6%
Pool Corp.	18,878	6,319,788
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.(a)	16,266	2,597,030
Chegg, Inc.(a)	8,297	800,909
Graham Holdings Co., Class B	64	38,453
Terminix Global Holdings, Inc.(a)	17,137	771,336
		4,207,728
Diversified Financial Services — 0.2%
Voya Financial, Inc.	26,448	1,594,285
Electronic Equipment, Instruments & Components — 1.3%
Cognex Corp.	54,462	4,498,017
Flex Ltd.(a)	89,719	1,631,989
Itron, Inc.(a)	13,720	1,608,533
National Instruments Corp.	37,226	1,652,834
Vontier Corp.(a)	70,241	2,205,567
Zebra Technologies Corp., Class A(a)	1,907	952,413
		12,549,353
Entertainment — 2.1%
Activision Blizzard, Inc.	4,119	393,818
Netflix, Inc.(a)	22,232	11,979,713
Roku, Inc.(a)	8,769	3,467,964
Spotify Technology SA(a)	4,993	1,534,748
Walt Disney Co.(a)	5,084	961,079
World Wrestling Entertainment, Inc., Class A	11,138	550,217
Zynga, Inc., Class A(a)	166,203	1,853,164
		20,740,703
Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	5,042	1,089,727
Equinix, Inc.	11,353	7,360,604
Kilroy Realty Corp.	5,090	323,011
Prologis, Inc.	50,793	5,032,063
		13,805,405
Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	32,261	10,678,391
Food Products — 1.0%
General Mills, Inc.	17,118	941,661
Hershey Co.	24,765	3,607,022
JM Smucker Co.	4,675	523,600
Kellogg Co.	7,423	428,381
McCormick & Co., Inc.	49,366	4,160,567
		9,661,231
Health Care Equipment & Supplies — 2.6%
Align Technology, Inc.(a)	3,717	2,107,948
DexCom, Inc.(a)	14,454	5,749,512
Edwards Lifesciences Corp.(a)	58,334	4,847,555
Hologic, Inc.(a)	12,679	914,029
IDEXX Laboratories, Inc.(a)	16,346	8,502,699
Insulet Corp.(a)	2,397	621,063
Intuitive Surgical, Inc.(a)	619	456,079
Novocure Ltd.(a)	2,323	346,359
Quidel Corp.(a)	1,995	327,699
ResMed, Inc.	2,031	391,536
West Pharmaceutical Services, Inc.	3,473	974,698
		25,239,177
Health Care Providers & Services — 2.6%
1Life Healthcare, Inc.(a)	22,513	1,069,593

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Amedisys, Inc.(a)	1,295	$ 328,464
AmerisourceBergen Corp.	5,953	602,563
Anthem, Inc.	9,329	2,828,459
Cardinal Health, Inc.	11,351	584,803
Centene Corp.(a)	2,959	173,220
Henry Schein, Inc.(a)	12,795	791,371
Humana, Inc.	2,503	950,264
LHC Group, Inc.(a)	629	114,296
McKesson Corp.	33,956	5,756,221
Oak Street Health, Inc.(a)(b)	4,505	238,900
Quest Diagnostics, Inc.	4,568	528,015
UnitedHealth Group, Inc.	35,574	11,818,394
		25,784,563
Health Care Technology — 0.2%
Teladoc Health, Inc.(a)	7,743	1,711,900
Hotels, Restaurants & Leisure — 1.2%
Chipotle Mexican Grill, Inc.(a)	2,673	3,854,466
Domino’s Pizza, Inc.	1,369	474,372
DraftKings, Inc., Class A(a)	1,632	100,417
Penn National Gaming, Inc.(a)	8,973	1,038,894
Rush Street Interactive, Inc.(a)	14,672	227,856
Starbucks Corp.	12,049	1,301,653
Travel + Leisure Co.	9,290	561,395
Wendy’s Co.	154,264	3,151,614
Wingstop, Inc.	2,421	329,619
Wynn Resorts Ltd.	4,733	623,478
		11,663,764
Household Durables — 0.3%
iRobot Corp.(a)	14,259	1,769,684
KB Home	20,334	821,087
		2,590,771
Household Products — 0.8%
Clorox Co.	19,606	3,549,666
Colgate-Palmolive Co.	52,657	3,959,807
		7,509,473
Independent Power and Renewable Electricity Producers — 0.1%
Sunnova Energy International, Inc.(a)	17,279	774,790
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	10,223	2,068,624
Roper Technologies, Inc.	5,788	2,185,665
		4,254,289
Insurance — 0.1%
First American Financial Corp.	2,307	121,210
Marsh & McLennan Cos., Inc.	6,666	768,056
		889,266
Interactive Media & Services — 8.1%
Alphabet, Inc., Class A(a)	11,645	23,545,142
Alphabet, Inc., Class C(a)	11,751	23,935,142
Facebook, Inc., Class A(a)	115,656	29,795,299
Match Group, Inc.(a)	7,601	1,161,813
Pinterest, Inc., Class A(a)	3,450	278,001
Twitter, Inc.(a)	15,210	1,172,082
		79,887,479
Internet & Direct Marketing Retail — 6.8%
Amazon.com, Inc.(a)	18,728	57,924,393
eBay, Inc.	35,802	2,019,949
Etsy, Inc.(a)	17,585	3,873,448
MercadoLibre, Inc.(a)	68	111,391
Security	Shares	Value
Internet & Direct Marketing Retail (continued)
Overstock.com, Inc.(a)	4,509	$ 302,870
Wayfair, Inc., Class A(a)	8,213	2,373,393
		66,605,444
IT Services — 8.9%
Accenture PLC, Class A	48,587	12,190,478
Automatic Data Processing, Inc.	23,024	4,006,637
GoDaddy, Inc., Class A(a)	14,145	1,147,442
Mastercard, Inc., Class A	48,077	17,012,046
Okta, Inc.(a)	11,369	2,972,425
PayPal Holdings, Inc.(a)	84,008	21,829,479
Square, Inc., Class A(a)	11,438	2,631,083
Twilio, Inc., Class A(a)	4,567	1,794,283
Visa, Inc., Class A	106,486	22,616,562
Wix.com Ltd.(a)	2,670	930,682
		87,131,117
Life Sciences Tools & Services — 1.3%
Adaptive Biotechnologies Corp.(a)	3,816	215,871
Agilent Technologies, Inc.	70,892	8,653,787
Illumina, Inc.(a)	3,425	1,504,979
Sotera Health Co.(a)(b)	23,565	616,225
Thermo Fisher Scientific, Inc.	3,954	1,779,616
		12,770,478
Machinery — 0.3%
Cummins, Inc.	671	169,897
Deere & Co.	4,700	1,640,864
Xylem, Inc.	13,364	1,330,520
		3,141,281
Media — 0.3%
Altice USA, Inc., Class A(a)	10,177	342,049
Cable One, Inc.	730	1,397,840
New York Times Co., Class A	18,140	928,224
		2,668,113
Multiline Retail — 0.3%
Nordstrom, Inc.	27,627	1,007,004
Target Corp.	13,179	2,417,556
		3,424,560
Multi-Utilities — 0.0%
Consolidated Edison, Inc.	5,102	334,946
Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	93,596	5,740,243
Johnson & Johnson	18,663	2,957,339
Merck & Co., Inc.	46,393	3,369,060
Zoetis, Inc.	57,326	8,899,288
		20,965,930
Professional Services — 0.7%
Dun & Bradstreet Holdings, Inc.(a)(b)	68,210	1,491,071
Equifax, Inc.	7,771	1,257,969
IHS Markit Ltd.	19,672	1,773,628
Robert Half International, Inc.	5,161	401,474
Verisk Analytics, Inc.	14,838	2,431,206
		7,355,348
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	11,492	870,749
Semiconductors & Semiconductor Equipment — 6.2%
Advanced Micro Devices, Inc.(a)	66,086	5,584,928
Analog Devices, Inc.	33,475	5,216,074
Applied Materials, Inc.	131,467	15,538,085
Cirrus Logic, Inc.(a)	18,323	1,498,455

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
CMC Materials, Inc.	1	$ 170
Enphase Energy, Inc.(a)	7,417	1,305,837
Intel Corp.	5,364	326,024
Lam Research Corp.	3,008	1,706,108
NVIDIA Corp.	42,515	23,322,879
QUALCOMM, Inc.	43,727	5,955,180
Universal Display Corp.	446	94,414
		60,548,154
Software — 18.6%
Adobe, Inc.(a)	50,822	23,361,349
Autodesk, Inc.(a)	10,362	2,859,912
Cadence Design Systems, Inc.(a)(b)	100,639	14,199,157
Cloudflare, Inc., Class A(a)	3,417	252,755
FreedomPay, Inc.(a)(c)	43,051	0
HubSpot, Inc.(a)	8,075	4,158,625
Intuit, Inc.	15,758	6,147,826
Microsoft Corp.	382,499	88,885,118
New Relic, Inc.(a)	1,816	111,030
Proofpoint, Inc.(a)	6,056	732,292
RingCentral, Inc., Class A(a)	3,369	1,274,021
salesforce.com, Inc.(a)	45,672	9,887,988
ServiceNow, Inc.(a)	31,211	16,649,820
Slack Technologies, Inc., Class A(a)	7,382	302,145
Teradata Corp.(a)	35,042	1,405,184
VMware, Inc., Class A(a)	30,683	4,240,697
Workday, Inc., Class A(a)	6,387	1,565,965
Zendesk, Inc.(a)	24,048	3,514,375
Zoom Video Communications, Inc., Class A(a)	8,097	3,025,120
		182,573,379
Specialty Retail — 2.4%
Best Buy Co., Inc.	27,102	2,719,686
Gap, Inc.(a)	26,724	666,764
Home Depot, Inc.	45,008	11,627,367
Lowe’s Cos., Inc.	30,430	4,861,192
TJX Cos., Inc.	53,986	3,562,536
		23,437,545
Technology Hardware, Storage & Peripherals — 9.9%
Apple Inc.	758,344	91,956,793
Dell Technologies, Inc., Class C(a)	4,450	360,761
Hewlett Packard Enterprise Co.	254,223	3,701,487
NetApp, Inc.	16,581	1,037,971
		97,057,012
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.2%
Crocs, Inc.(a)	12,843	$ 985,315
Deckers Outdoor Corp.(a)	279	90,985
Lululemon Athletica, Inc.(a)	11,887	3,704,940
NIKE, Inc., Class B	50,303	6,779,838
		11,561,078
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc.	8,186	99,951
Trading Companies & Distributors — 0.6%
SiteOne Landscape Supply, Inc.(a)	19,611	3,108,539
WW Grainger, Inc.	7,322	2,728,983
		5,837,522
Total Long-Term Investments — 96.9% (Cost: $612,165,920)		950,821,091
Short-Term Securities(d)(e)
Money Market Funds — 3.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	28,915,981	28,915,981
SL Liquidity Series, LLC, Money Market Series, 0.12%(f)	6,555,594	6,558,217
Total Short-Term Securities — 3.6% (Cost: $35,473,912)		35,474,198
Total Investments — 100.5% (Cost: $647,639,832)		986,295,289
Liabilities in Excess of Other Assets — (0.5)%		(4,576,158)
Net Assets — 100.0%		$ 981,719,131
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 24,850,774	$ 4,065,207(a)	$ —	$ —	$ —	$ 28,915,981	28,915,981	$ 9,785	$ —
SL Liquidity Series, LLC, Money Market Series	2,793,823	3,768,744(a)	—	(3,481)	(869)	6,558,217	6,555,594	80,489(b)	—
				$ (3,481)	$ (869)	$ 35,474,198		$ 90,274	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Advantage Large Cap Growth Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index	123	03/19/21	$ 31,761	$ 298,350
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 950,821,091	$ —	$ —	$ 950,821,091
Short-Term Securities
Money Market Funds	28,915,981	—	—	28,915,981
	$ 979,737,072	$ —	$ —	979,737,072
Investments Valued at NAV(a)				6,558,217
				$ 986,295,289
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 298,350	$ —	$ —	$ 298,350
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
4